SHARE-BASED COMPENSATION (Black-Scholes option pricing model for the stock option grants) (Details)	12 Months Ended
Jan. 02, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 26.43
Risk-free interest rate	0.39%
Expected volatility	36.47%
Expected life	5 years
Expected dividend yield	2.57%
Stock Appreciation Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 30
Risk-free interest rate	0.22%
Expected volatility	43.86%
Expected life	3 years
Expected dividend yield	2.32%